Prepayments and Oher Receivables, Net - Summary of Movements in Allowance for Credit Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance For Doubtful Accounts Receivable Rollforward
Balance		¥ 390	¥ 669
Current period provision	¥ 1,525	4,600	6,959
Current period write-off	(590)	¥ (4,990)	(7,238)
Balance	¥ 935		¥ 390